CONTRACT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
CONTRACT ASSETS, NET
Schedule of contract assets

	As of December 31, 2023	As of December 31, 2024
	RMB	RMB
Contract assets	1,142,192	1,126,636
Allowance	(164,141)	(117,716)
Contract assets, net	978,051	1,008,920

Schedule of movement of allowance for contract assets

	Year ended December 31, 2023	Year ended December 31, 2024
	RMB	RMB
Balance at beginning of the year	153,435	164,141
Allowance for contract assets	196,426	234,122
Write-off	(185,720)	(280,547)
Balance at end of the year	164,141	117,716